February 13, 2014

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Alcoa Inc.

2013 Form 10-K

Ladies and Gentlemen:

In accordance with General Instruction D(3) to Form 10-K, I wish to inform you that the Consolidated Financial Statements in the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

Very truly yours,

/s/ Robert S. Collins
Robert S. Collins Vice President and Controller

Attachment

cc:	NYSE Euronext, Inc.

11 Wall Street

New York, NY 10005

NYSE MKT LLC

11 Wall Street

New York, NY 10005